Long-term Debt (Tables)	12 Months Ended
Dec. 31, 2015
Debt Disclosure [Abstract]
Schedule of Long-term Debt
Long-term debt as of December 31, 2015 and 2014 comprises the following:

(in US$ millions)	2015			2014
	Amount	Debt issue costs	Total	Amount	Debt issue costs	Total
VTTI Operating Revolving Credit Facility	104.0	(0.2)	103.8	573.7	(0.5)	573.2
ATB Phase 2 Related Party Facility	75.2	—	75.2	56.1	—	56.1
Related Party MLP Loan Agreement	75.0	—	75.0	—	—	—
Senior Unsecured Notes	441.0	(3.2)	437.8	—	—	—
Total debt	695.2	(3.4)	691.8	629.8	(0.5)	629.3
Less: current portion			(8.9)			—
Total long-term debt			682.9			629.3

(in US$ millions)	2015	2014
Long term debt, affiliates	141.3	56.1
Long-term debt third parties	541.6	573.2
Total long-term-debt	682.9	629.3